Accrued Expenses and Other Payables (Tables)	9 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

At December 31, 2017, March 31, 2017 and 2016, accrued expenses and other payables consisted of the following:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Accrued payroll	$44,506	$7,722	$-
Other payables	67,010	42,145	14,783
	$111,516	$49,867	$14,783